SHARE CAPITAL	12 Months Ended
Dec. 31, 2022
SHARE CAPITAL
SHARE CAPITAL

15.     SHARE CAPITAL

	Authorized		Issued and fully paid
	December 31,	December 31,	December 31,	December 31,
Number of shares	2022	2021	2022	2021
Ordinary shares of EUR 0.0004 each	130,000,000	130,000,000	69,959,548	69,871,511
	130,000,000	130,000,000	69,959,548	69,871,511

	Number of	Share	Share
	ordinary shares	capital	premium
At January 1, 2021	59,433,100	—	125
Issue of shares in the private placement	5,566,900	—	2,291
Issue of shares in the IPO	4,042,400	—	4,624
Issue of shares under the phantom share program (Note 16)	829,111	—	966
Effect arising from the share split	—	2	—
Transaction costs	—	—	(392)
At December 31, 2021	69,871,511	2	7,614
Issue of shares upon the exercise of the share-based awards (Note 16)	88,037	—	88
At December 31, 2022	69,959,548	2	7,702

In February 2021, the Company issued 5,566,900 ordinary shares to the existing and new shareholders and received 2,265 in cash.

In November 2021, the Company issued 4,042,400 ordinary shares, represented by the ADSs, in the IPO on the NYSE. The Company received 4,255 in net proceeds from the IPO after deducting underwriting fees and other transaction costs.

In June 2022, the Company issued 57,199 ordinary shares to the former Chief Operating Officer upon his resignation and 30,838 to external advisors upon the exercise of the share-based awards (Note 16).